Director's Loans - Schedule of Transaction Cost (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Borrowings [abstract]
Interest on director's loan	$ 128,096	$ 136,959	$ 82,614
Amortization of transaction costs	433,044	203,057	56,992
Total	$ 561,140	$ 340,016	$ 139,606